Rydex ETF Trust Guggenheim Russell 1000® Equal Weight ETF 805 King Farm Boulevard, Suite 600 Rockville, MD 20850 December [[ ],]23, 2015 Dear Shareholder: Enclosed is important information concerning your investment in the Guggenheim Russell 1000® Equal Weight ETF, a series of Rydex ETF Trust (the “Trust”). [Because] of the similarities between the [Guggenheim Russell 1000® Equal Weight ETF and the Guggenheim S&P 500® Equal Weight ETF,] a separate series of the Trust,[ the]The Trust’s Board of Trustees (the “Board”) has determined that it is in the best interests of the Russell 1000® Equal Weight ETF and the S&P 500® Equal Weight ETF, also a separate series of the Trust, and their respective shareholders to reorganize the Russell 1000® Equal Weight ETF into and with the S&P 500® Equal Weight ETF, [and]in part, because of the similarities between the Funds. The Board also has determined that the reorganization would not dilute the interests of either Fund’s shareholders. Accordingly, the Board has approved an Agreement and Plan of Reorganization that would provide for the reorganization of the Russell 1000® Equal Weight ETF into and with the S&P 500® Equal Weight ETF. The enclosed combined information statement and prospectus contains information about the reorganization of the Russell 1000® Equal Weight ETF into and with the S&P 500® Equal Weight ETF. As a result of the reorganization, you will receive a number of shares of beneficial interest of the S&P 500® Equal Weight ETF and cash in lieu of fractional shares of the Fund equal in value to the current net asset value of your shares of the Russell 1000® Equal Weight ETF, as of the closing date of the reorganization, and you will become a shareholder of the S&P 500® Equal Weight ETF. Each Fund is an index fund that seeks to replicate or correspond as closely as possible, before fees and expenses, to the performance of an underlying index that is an unmanaged equal-weighted version of a well-known index that represents the performance of the large-cap segment of the U.S. equity universe. But for the difference in underlying indexes, the Funds’ investment objectives, strategies and risks are currently effectively the same. The Funds are managed by the same investment adviser and portfolio management team. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios. The reorganization[, however, will further] is expected to increase the size of the S&P 500® Equal Weight ETF and may create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. The reorganization will not require any shareholder action. In accordance with the Trust’s Agreement and Declaration of Trust and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940), the reorganization may be effected without the approval of shareholders of either Fund. Prior to the reorganization, you may purchase, redeem and exchange shares of the Russell 1000® Equal Weight ETF as usual in accordance with the procedures described in the

[enclosed]Fund’s Prospectus dated February 28, 2015. At the close of business on or about January 26, 2016, the Russell 1000® Equal Weight ETF will transfer all of its assets and liabilities to the S&P 500® Equal Weight ETF, and your shares in the Russell 1000® Equal Weight ETF will be exchanged automatically[ exchanged] for shares of the S&P 500® Equal Weight ETF and cash in lieu of fractional shares of the S&P 500® Equal Weight ETF. The reorganization is not expected to be a taxable transaction for federal income tax purposes, and you are not expected to recognize gain or loss upon the exchange of your shares in connection with this transaction, except with respect to cash received in lieu of fractional shares. The cost basis of your shares in the Russell 1000® Equal Weight ETF exchanged for shares in the S&P 500® Equal Weight ETF will be the same as the basis of your shares in the Russell 1000® Equal Weight ETF. If you have any questions or need additional information, please call Guggenheim Investments at 800.820.0888 or 301.296.5100. Sincerely, Donald C. Cacciapaglia President

1 [The information in this combined information statement and prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This combined information statement and prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.] COMBINED INFORMATION STATEMENT AND PROSPECTUS [[ ],]December 23, 2015 _________________________ RYDEX ETF TRUST c/o Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850 Guggenheim Russell 1000® Equal Weight ETF, a series of Rydex ETF Trust c/o Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850 (301) 296-5100 Guggenheim S&P 500® Equal Weight ETF, a series of Rydex ETF Trust c/o Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850 (301) 296-5100 This combined information statement and prospectus (the “Information Statement/Prospectus”) is being furnished to you because you are a shareholder of the Guggenheim Russell 1000® Equal Weight ETF (the “Acquired Fund”), a series of Rydex ETF Trust (the “Trust”). As provided in an Agreement and Plan of Reorganization[ (the “Agreement”)], the Acquired Fund will be reorganized into and with another series of the Trust, the Guggenheim S&P 500® Equal Weight ETF (the “Surviving Fund”). In exchange for your shares of the Acquired Fund, you will receive a number of shares of beneficial interest of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund equal in value to the current net asset value (“NAV”) of your Acquired Fund shares, as of the closing date of the reorganization (the “Reorganization”). As a result, at the conclusion of the Reorganization, you will become a shareholder of the S&P 500® Equal Weight ETF. The Trust’s Board of Trustees (the “Board”) has determined that the Reorganization is in the best interests of the Acquired Fund and [its]the Surviving Fund and their shareholders, and that the interests of the Acquired Fund’s and the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is not expected to result in income, gain or loss being recognized by the Acquired Fund or its shareholders, except with respect to cash received in lieu of fractional shares.

2 [The]Each of the Acquired Fund and the Surviving Fund (together, the “Funds”) [are each]is a series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. Security Investors, LLC (the “Advisor”) serves as the investment adviser to both Funds[, and the]. The Funds also have the same Trustees and officers and are serviced by the same [distributor, auditor]principal underwriter, independent public accountant, and other service providers. Each Fund is an index fund that seeks to replicate or correspond as closely as possible, before fees and expenses, to the performance of an underlying index that is an unmanaged equal-weighted version of a well-known index that represents the performance of the large-cap segment of the U.S. equity universe. The Acquired Fund’s underlying index is the Russell 1000® Equal Weight Index Total Return. The Surviving Fund’s underlying index is the S&P 500® Equal Weight Index Total Return. But for the difference in underlying indexes, the Funds’ investment objectives, strategies and risks are currently effectively the same. The Funds are managed by the same portfolio management team. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios. The Reorganization[, however, will further] is expected to increase the size of the Surviving Fund and may create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. For a detailed comparison of the investment objectives, policies, limitations and risks of the Funds, see the sub-sections titled “Investment Objectives and Strategies,” “Fundamental Investment Restrictions” and “Principal Risks” in the “Summary” section of this Information Statement/Prospectus. Reports and other information concerning the Acquired Fund and the Surviving Fund can be inspected at the Funds’ listing exchange, NYSE Arca, Inc. (the “Exchange”). This Information Statement/Prospectus sets forth concisely the information about the Funds that you should know before investing and should be retained for future reference. It is both an information statement for the Acquired Fund and a prospectus for the Surviving Fund. This Information Statement/Prospectus is being mailed to shareholders on or about [[]December [___, 2015].]23, 2015. A Statement of Additional Information relating to and dated the date of this Information Statement/Prospectus contains additional information about the Acquired Fund and the Surviving Fund and [has been filed with the SEC and ]is incorporated herein by reference[ and]. The Statement of Additional Information, therefore, legally forms a part of this Information Statement/Prospectus. In addition, [each of the following documents] is incorporated herein by reference[:] [1. ]the Prospectus for the Funds dated February 28, 2015, as supplemented from time to time[;] [2. ]Statement of Additional Information[ for the Funds dated February 28, 2015, as supplemented from time to time;] [3. Annual Report to Shareholders for the Funds dated October 31, 2014; and] [4. Semi-Annual Report to Shareholders for the Funds dated April 30, 2015.][A copy of the], is incorporated herein by reference and a copy of each Fund’s Summary Prospectus[ for the Funds], dated February 28, [2015]2015, accompanies this Information Statement/Prospectus. You may obtain a copy of each of the Fund documents described above and elsewhere herein, without

3 charge, by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at guggenheiminvestments.com, or writing to Rydex ETF Trust, at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Information about the [Fund]Funds (including each document incorporated by reference) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. No shareholder vote will be taken with respect to the matters described in this Information Statement/Prospectus. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. The SEC has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

4 TABLE OF CONTENTS Summary 5 The Reorganization and Agreement and Plan of Reorganization. 5 Federal Income Tax Consequences. 5 Comparison of the Acquired Fund and the Surviving Fund. 6 Investment Objectives and Strategies. 7 Investment Policies. [7]6 Principal Risks. [7]7 Fees and Expenses. 9 Performance. 10 Advisor. [12]12 Portfolio Managers. 13 Board Members. [13]13 Independent Public Accounting Firm. [13]13 Capitalization. [13]13 Calculating NAV. [13]13 Purchase and Sale of Fund Shares. [14]14 Dividends and Distributions. [14]14 Tax Information. 14 Payments to Broker-Dealers and Other Financial Intermediaries. [14]14 Information About the Reorganization [14]14 Terms of the Agreement and Plan of Reorganization. [15]15 Reasons for the Reorganization. [16]16 Federal Income Tax Consequences. [17]17 Additional Information About the Acquired Fund and the Surviving Fund [19]16 Appendix A - Agreement and Plan of Reorganization 1

5 SUMMARY This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus, or incorporated by reference into this Information Statement/Prospectus. A form of the Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Reorganization will be conducted is attached to this Information Statement/Prospectus as Appendix A. The Reorganization and Agreement and Plan of Reorganization. The Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has unanimously approved the Reorganization of the Acquired Fund with and into the Surviving Fund. Under the Agreement, on the date of the Reorganization (the “Closing Date”), currently expected to be January 26, 2016, the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (i) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, (ii) shares of beneficial interest of the Surviving Fund of equal value to the net assets of the Acquired Fund, and (iii) cash in lieu of fractional shares of the Surviving Fund. Immediately thereafter, the Acquired Fund will distribute [these]the Surviving Fund shares and cash in lieu of any fractional Surviving Fund shares to the Acquired Fund shareholders of record [at]as of the Closing Date in connection with the liquidation and termination of the Acquired Fund. The aggregate NAV of the Surviving Fund shares and the value of the cash in lieu of any fractional shares of the Surviving Fund received in the Reorganization will equal the aggregate NAV of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization. Prior to the Reorganization, the Acquired Fund may dispose of securities to better align its portfolio with the [portfolios]portfolio of the [two Funds]Surviving Fund. Any such disposition of securities is not expected to be material[ or significant] and in all events will be consistent with the tax-free nature of the Reorganization. The Acquired Fund may incur expenses associated with such transactions, which are not anticipated to be significant. The Acquired Fund may also stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date[ in order] to facilitate the transfer of its portfolio securities to the Surviving Fund as part of the Reorganization. As soon as practicable after the distribution [and]of Surviving Fund shares and cash in lieu of any fractional Surviving Fund shares and the liquidation of the Acquired Fund as described above, the Acquired Fund will take steps to wind up its affairs. The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement, including the receipt of a legal opinion from counsel described in greater detail below. All expenses that are solely and directly related to the Reorganization will be paid by the Advisor or its affiliates, and will not be borne by the Acquired Fund’s or the Surviving Fund’s shareholders. The Advisor estimates that the costs that are solely and directly related to the Reorganization will be approximately $66,900. As discussed in more detail below, the Acquired Fund and the Surviving Fund[, however,] will bear their respective portfolio transaction costs associated with the Reorganization. To better align the Funds’ portfolios, it currently is estimated that securities representing approximately 50% of the Acquired Fund’s portfolio will be disposed of in anticipation of the

6 Reorganization. If such securities were disposed of as of the close of trading on the Exchange on December 14, 2015, the aggregate value of such securities would have totaled approximately $33,043,315. It is estimated that such portfolio dispositions would have resulted in realized capital losses of approximately $(4,100,000) as of that date. It is also estimated that such portfolio dispositions will result in brokerage and other transaction costs of approximately $11,000. Each Fund is an index fund that seeks to replicate or correspond as closely as possible, before fees and expenses, to the performance of an underlying index that is an unmanaged equal-weighted version of a well-known index that represents the performance of the large-cap segment of the U.S. equity universe. But for the difference in underlying indexes, the Funds’ investment objectives, strategies and risks are currently effectively the same. The Funds are managed by the same investment adviser and portfolio management team. Additionally, the Funds also have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios. The Reorganization[, however, will] is expected to further increase the size of the Surviving Fund and may create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base.[ The Advisor also believes Fund shareholders will benefit from the index provider’s strong reputation for shareholder service.] The Board has unanimously concluded that the Reorganization is in the best interests of each Fund and its shareholders, and that the interests of the Acquired Fund’s and the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization. Federal Income Tax Consequences. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Fund and the Surviving Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Acquired Fund or the Surviving Fund as a direct result of the Reorganization and that no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (except with respect to cash received in lieu of fractional shares). The tax basis of the shares of the Surviving Fund received by the Acquired Fund shareholders will be the same as the tax basis of their shares in the Acquired Fund. Prior to the Reorganization, the Acquired Fund will distribute any previously undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards), which distribution will be taxable to shareholders. Certain tax attributes of the Acquired Fund will carry over to the Surviving Fund, including the ability of the Surviving Fund to utilize the Acquired Fund’s capital loss carryforwards, if any. See the section entitled “Information about the Reorganization[-]—Federal Income Tax Consequences.” Comparison of the Acquired Fund and the Surviving Fund. This section is intended to help you compare the investment objectives, policies, limitations, and risks of the Funds. Information contained in this Information Statement/Prospectus is qualified by the more complete information set forth in the Funds’ Prospectus dated February 28, 2015. Investment Objectives and Strategies. The Acquired Fund and the Surviving Fund are non-diversified exchange-traded funds that[ both] seek to replicate or correspond as closely as possible, before fees and expenses, to the performance of an underlying index that is an unmanaged equal-weighted version of a

7 well-known index that represents the performance of the large-cap segment of the U.S. equity universe. But for the difference in underlying indexes, the Funds’ investment objectives and strategies are currently effectively the same. The Acquired Fund’s underlying index is the Russell 1000® Equal Weight Index Total Return and the Surviving Fund’s underlying index is the S&P 500® Equal Weight Index Total Return. As of December 31, 2014, the capitalization ranges of the Russell 1000® Equal Weight Index Total Return and S&P 500® Equal Weight Index Total Return were $274.6 million to $647.5 billion and $2.9 billion to $647.5 billion, respectively. These capitalization ranges reflect a substantial overlap in the large-cap segments represented by both underlying indexes. Aside from the different underlying indexes, the only other difference in the Funds’ strategies is that the Surviving Fund must invest at least 90% of its total assets in the components of its underlying index [and]while the Acquired Fund must invest at least 80% of its total assets in the components of its underlying index. The Funds may invest the remaining 10% and 20%, respectively, in the same types of instruments, such as certain derivatives related to their underlying indexes as well as cash and cash equivalents and shares of investment funds, including money market funds. Investment Policies. The Funds have identical fundamental investment policies. The Funds also have substantially similar non-fundamental investment policies with the primary difference being the difference in the index-related investment policies discussed above. Principal Risks. The Funds are subject to the same principal risks except that the Acquired Fund is also subject to mid-capitalization securities risk. All of the risks, except for mid-capitalization securities risk, are described below. As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including: Correlation and Tracking Error Risk — A number of factors may affect the Fund’s ability to track its Underlying Index or achieve a high degree of correlation with its Underlying Index either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, rounding of share prices, regulatory policies, a high portfolio turnover rate and the use of leverage all contribute to tracking error and correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Equity Risk — The Fund is subject to the risk that the value of the equity securities and equity-based derivatives, if any, in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

8 ETF Shares Trading Risk — An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day. Trading in Fund shares also may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Shares also may trade on the Exchange at prices that differ from (and can be below) their net asset values. The net asset value (“NAV”) of shares will fluctuate with changes in the market value of the Fund’s holdings and the exchange-traded prices of the Fund's shares may not reflect these market values. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. Liquidity and Valuation Risk — In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment. Market Risk — The Fund’s investments in equity securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s NAV, to fluctuate over time. Markets are subject to political, regulatory, economic and financial market risks. Mid-Capitalization Securities Risk (Acquired Fund only) — The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. Non-Diversification Risk — The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the NAV of Fund shares than would occur in a diversified fund. Passive Investment/Index Strategy Risk — The Fund has an investment strategy that is designed to track the performance of the Underlying Index and is not actively managed. The Advisor does not base its securities selection upon its view of the relative benefits and detriments of issuers or securities, and the Advisor does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in

9 declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed. Trading Halt Risk — An exchange or market may issue trading halts on specific securities or derivatives, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its investments and may incur substantial trading losses. Fees and Expenses. Both Funds are parties to the same investment advisory agreement with the Trust. As part of that agreement with the Trust, the Advisor has contractually agreed to pay all of the operating expenses of each Fund, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. In addition to those expenses listed above, for the Surviving Fund, the Advisor also has contractually agreed to pay expenses of the Independent Trustees (including any Trustees’ counsel fees). Pursuant to the investment advisory agreement, each Fund pays a management fee of 40 basis points. Neither Fund currently pays a distribution and/or service (12b-1) fee and there are no plans to impose such fees in the near future. However,[ though] both Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Under the distribution plans, Guggenheim Funds Distributors, LLC (the “Distributor”), or designated service providers, may receive up to 0.25% of each Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur. In the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment. The Other Expenses paid by the Funds differ slightly. The Acquired Fund pays one basis point in Other Expenses, whereas the Surviving Fund’s Other Expenses amount to less than one basis point. FEES AND EXPENSES OF THE FUND This table describes the fees and expenses of the Acquired Fund and the Surviving Fund for the[ current] fiscal year ended October 31, 2014 and the pro forma fees and expenses of the Surviving Fund on a combined basis after giving effect to the Reorganization. The pro forma fees and expenses of the Surviving

10 Fund on a combined basis after giving effect to the Reorganization will not differ from the Surviving Fund’s current fees and expenses. Acquired Fund Surviving Fund Pro Forma Combined Shareholder Fees (fees paid directly from your investment) None None None Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Management Fees 0.40% 0.40% 0.40% Distribution and/or Service (12b-1) Fees 0.00% 0.00% 0.00% Other Expenses 0.01% 0.00%* 0.00%** Total Annual Fund Operating Expenses 0.41% 0.40% 0.40% * Other Expenses were less than 0.01% for the fiscal year ended October 31, 2014. ** The Pro Forma Combined Other Expenses are estimated to be less than 0.01%. EXAMPLE This Example is intended to help you compare the cost of investing in the relevant fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the listed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be: 1 Year 3 Years 5 Years 10 Years Acquired Fund $42 $132 $230 $518 Surviving Fund $41 $128 $224 $505 Pro Forma Combined $41 $128 $224 $505 Performance. The performance information shown below will help you analyze each Fund’s investment risks in light of their historical returns. The bar charts show the changes in the performance of each Fund’s shares from year to year. The table for each Fund shows the average annual total returns of the Fund’s shares over time. Past performance (before and after taxes) is not necessarily an indication of how the Surviving Fund or the Acquired Fund will perform in the future. Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

11 PERFORMANCE INFORMATION Surviving Fund The performance information shown below is based on a calendar year. Highest Quarter Return: Q2 2009 24.68% Lowest Quarter Return: Q4 2008 -26.82% AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014) The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Surviving Fund Past 1 Year Past 5 Years Past 10 Years Return Before Taxes 14.03% 16.91% 9.01% Return After Taxes on Distributions 13.28% 16.24% 8.44% Return After Taxes on Distributions and Sale of Fund Shares 7.92% 13.35% 7.06% S&P 500® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes) 14.50% 17.43% 9.61% S&P 500® Index Total Return (reflects no deduction for fees, expenses or taxes) 13.69% 15.45% 7.67%

12 Acquired Fund The performance information shown below is based on a calendar year. Highest Quarter Return: Q1 2013 12.69% Lowest Quarter Return: Q3 2011 -18.33% AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2014) The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Acquired Fund Past 1 Year Since Inception (12/3/2010) Return Before Taxes 10.64% 15.24% Return After Taxes on Distributions 9.94% 14.60% Return After Taxes on Distributions and Sale of Fund Shares 6.01% 11.82% Russell 1000® Equal Weight Index Total Return (reflects no deduction for fees, expenses or taxes) 11.06% 15.73% Russell 1000® Index Total Return (reflects no deduction for fees, expenses or taxes) 13.24% 15.99% Advisor. The Acquired Fund and the Surviving Fund are managed by the same investment adviser, Security Investors, LLC. The Advisor, which operates under the name Guggenheim Investments, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 and has served as the investment

13 adviser of each Fund since its inception. The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. Portfolio Managers. The Funds are managed by the same team of investments professionals. On a day-to-day basis, the following three individuals are jointly and primarily responsible for the management of the Funds: Michael P. Byrum, James R. King, and Ryan A. Harder. Board Members. The Acquired Fund and the Surviving Fund are subject to the oversight of the same Board of Trustees. Six of the seven Trustees are Independent Trustees. Independent Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for the Acquired Fund and the Surviving Fund. Capitalization. The[ following] table below sets forth the unaudited capitalization of the Acquired Fund and the Surviving Fund as of [April 30,]October 31, 2015, the date of the most [recent]recently issued[ interim] financial statements of the Funds, and the unaudited capitalization on a pro forma combined basis after giving effect to the Reorganization as of that date. The capitalizations are likely to be different at the time that the Reorganization is scheduled to be completed as a result of daily share purchase and sale activity. Fund Guggenheim Russell 1000® Equal Weight ETF (Acquired Fund) Guggenheim S&P 500® Equal Weight ETF (Surviving Fund) Share Adjustments Pro Forma Combined Total Net Assets $[102,294,139] 71,797,791 $[11,473,898,362] 9,799,541,838 N/A $[11,576,192,501] 9,871,339,629 NAV Per Share $[52.46]49.52 $[81.37]78.71 N/A $[81.37]78.71 Shares Outstanding [1,950,000]1,450,000 [141,008,863] 124,508,863 912,233 [142,266,011] 125,421,096 Calculating NAV. The Funds’ procedures for calculating NAV are identical. Each Fund calculates its NAV by taking the current market value of its total assets, subtracting any liabilities, and dividing that amount by the total number of shares owned by the Fund’s shareholders. Each Fund calculates its NAV as of the regularly scheduled close of normal trading on [NYSE Arca]the Exchange (normally, 4:00 p.m., Eastern Time) on each day [NYSE Arca]the Exchange is open for business. When calculating NAV, each Fund will value the portfolio securities and assets of the Fund for which market quotations are readily available at the current market price of those securities and assets. If market prices for certain securities or instruments are unavailable or the Advisor [thinks]believes that they are unreliable or a significant event has occurred, the Advisor prices those securities and instruments at fair value as determined in good faith using methods approved by the Board[ of Trustees].

14 Purchase and Sale of Fund Shares. [The Funds’]Each Fund’s procedures for the purchase and sale of Fund shares are identical. Shares may be purchased and redeemed from each Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on [NYSE Arca]the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on [NYSE Arca]the Exchange. These transactions do not involve a Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, each Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer on [NYSE Arca]the Exchange. Dividends and Distributions. The Funds have identical dividends and distribution policies. Each Fund pays out dividends to shareholders at least annually. In addition, each Fund distributes its net capital gains, if any, to shareholders annually. Tax Information. With respect to both Funds, Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Investments through a tax-advantaged retirement account may be subject to taxation upon withdrawal. Payments to Broker-Dealers and Other Financial Intermediaries. Each Fund and its related companies may pay a financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information. INFORMATION ABOUT THE REORGANIZATION Below is a summary of the terms of the Agreement. The [following ]summary of the terms of the Agreement and Plan of Reorganization does not purport to be complete and is qualified in its entirety by reference to the form of Agreement[, a copy of which is] attached as Appendix A[ and is incorporated herein by reference]. Terms of the Agreement and Plan of Reorganization. The Agreement provides for the Reorganization to occur on the Closing Date, which is expected to be on or about January 26, 2016, but may occur on such other date as the parties may agree to in writing. On the Closing Date, the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (i) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, (ii) shares of beneficial interest of the Surviving Fund of equal value to the net assets of the Acquired Fund, and (iii) cash in lieu of fractional shares of the Surviving Fund. Immediately thereafter, the Acquired Fund will distribute these Surviving Fund shares and cash in lieu of any fractional shares to the Acquired Fund shareholders of record at the Closing Date in connection with the liquidation and termination of the Acquired Fund. The aggregate NAV of the Surviving Fund shares

15 received in the Reorganization will equal the aggregate NAV of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization. The number of Surviving Fund shares to be issued and amount of cash in lieu of fractional Surviving Fund shares to be distributed in exchange for the Acquired Fund’s assets will be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the NAV per share of the Acquired Fund by the NAV per share of the Surviving Fund, as of a valuation time set forth in the Agreement. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security will be priced in accordance with the Trust’s Board-approved pricing policies and procedures. The transfer of shareholder accounts from the Acquired Fund to the Surviving Fund will occur automatically. It is not necessary for Acquired Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds’ portfolios. No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the Surviving Fund in the Reorganization. All expenses that are solely and directly related to the Reorganization, largely those for legal, accounting and printing expenses, will be paid by the Advisor or its affiliates, and will not be borne by the Acquired Fund’s or the Surviving Fund’s shareholders. The Acquired Fund and the Surviving Fund, however, will bear their respective portfolio transaction costs [whether or not they are ]associated with the Reorganization. The Agreement contains customary representations, warranties and conditions. The Agreement provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by the Acquired Fund and the Surviving Fund of an opinion of Morgan, Lewis & Bockius LLP that the Reorganization will be treated as a tax-free reorganization and will not result in income, gain, or loss being recognized for federal income tax purposes by the Acquired Fund, the Acquired Fund’s shareholders[,] (except with respect to cash received in lieu of fractional Surviving Fund shares), the Surviving Fund or the Surviving Fund’s shareholders. The Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, a material breach by the other party, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interests of the shareholders of the Acquired Fund or the Surviving Fund, respectively. Following the Reorganization, the Advisor will continue to [act]serve as the investment adviser to the Surviving Fund. Reasons for the Reorganization. The Advisor believes that shareholders of the Acquired Fund and the Surviving Fund would benefit from the Reorganization. The Funds[ both] seek to replicate or correspond as closely as possible, before fees and expenses, to the performance of an underlying index that is an unmanaged equal-weighted version of a well-known index that represents the performance of the large-cap segment of the U.S. equity universe. But for the difference in underlying indexes, the Funds’ investment

16 objectives, strategies and risks are currently effectively the same. The Funds also compete in the same Morningstar category. Further, there is an approximate 50% overlap in securities held by the Funds. Since the Acquired Fund’s inception, the Surviving Fund has either outperformed or provided comparable performance to that of the Acquired Fund. For example, during the calendar year ended December 31, 2014, the Surviving Fund’s average annual total return (before taxes) was 14.03%, compared to 10.64% for the Acquired Fund. The Surviving Fund also has a longer [track]historical record of performance than the Acquired Fund. Of course this past performance does not necessarily indicate how the Surviving Fund will perform in the future. The Surviving Fund’s inception date is April 24, 2003; whereas, the Acquired Fund’s inception date is December 3, 2010. The Funds also are managed by the same investment adviser and portfolio management team. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios. The Reorganization[, however, will] is expected to further increase the size of the Surviving Fund and may create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. The factors considered by the Board include, but are not limited to, those listed below. • But for the difference in underlying indexes, the Funds’ investment objectives, strategies and risks are currently effectively the same. • The Funds have identical fundamental investment policies and substantially similar non-fundamental policies with the primary difference being the minimum percentage of Fund assets each Fund must invest in component securities of its underlying index (90%[ vs. ]/80%). • The Funds are parties to the same investment advisory agreement with the Advisor and pay the same management fee rate pursuant to that agreement. [• ]The Surviving Fund’s Other Expenses are slightly lower than the Acquired Fund’s Other Expenses[.] • [The]The Surviving Fund’s Other Expenses are slightly lower than the Acquired Fund’s Other Expenses, and, accordingly, the Surviving Fund is expected to have total annual fund operating expenses immediately after the Reorganization that are one basis point lower than those of the Acquired Fund immediately prior to the Reorganization. • The composition of the Board of Trustees overseeing each Fund is identical. • A comparison of the Funds’ common portfolio holdings and the common component securities of the Funds’ underlying indexes. • A comparison of the average and median market capitalization represented in each Fund’s portfolio.

17 • The Surviving Fund’s asset base is significantly larger than that of the Acquired Fund and potentially offers greater liquidity[,] and improved performance[ and a longer performance track record]. • The Funds are managed by the same portfolio management team and the Surviving Fund will continue to be managed by the same team following the Reorganization. • There is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received in lieu of fractional shares), as the Reorganization is expected to be a tax-free transaction. • The aggregate NAV of the Surviving Fund shares and the value of any cash in lieu of any fractional shares of the Surviving Fund that shareholders of the Acquired Fund will receive in the Reorganization will equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to the Reorganization, and that the interests of shareholders of the Acquired Fund and the Surviving Fund will not be diluted as a result of the Reorganization. • All expenses that are solely and directly related to the Reorganization will be paid by the Advisor or its affiliates, and will not be borne by the Acquired Fund’s or the Surviving Fund’s shareholders. The Acquired Fund and the Surviving Fund, however, will bear their respective portfolio transaction costs associated with the Reorganization. The Board, including a majority of the Independent Trustees, concluded[ that], based, in part, upon the factors and determinations summarized above, [completion of]that the Reorganization is advisable and in the best interests of the Acquired Fund and its shareholders, and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. The Board also concluded that[ completion of] the Reorganization is advisable and in the best interests of the Surviving Fund and its shareholders, and that the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization. The determinations were made on the basis of the business judgment of each Trustee after consideration of all of the factors taken as a whole, though individual members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions. Federal Income Tax Consequences. Each Reorganization is conditioned upon the receipt by the Acquired Fund and the Surviving Fund of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, substantially to the effect that, for federal income tax purposes: (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code. (ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund shares to shareholders of the Acquired Fund.

18 (iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund. (iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the exchange. (v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund. (vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund shares (except with respect to cash received in lieu of fractional shares). (vii) The aggregate tax basis of Surviving Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged immediately prior to the Reorganization. (viii) The holding period of the Surviving Fund shares received by the shareholders of the Acquired Fund will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization. (ix) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code. No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting. In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Acquired Fund and Surviving Fund. No tax ruling has been or will be received from the Internal Revenue Service in connection with the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service or a court, and no assurance can be given that the Internal Revenue Service would not assert, or a court would not sustain, a contrary position.

19 Shareholders of the Acquired Fund should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances. Immediately prior to the Reorganization, the Acquired Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date, all of its net income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND Additional information about the Surviving Fund and the Acquired Fund, including each Fund’s Financial Highlights, is incorporated by reference into this Information Statement/Prospectus from[ the] the Funds’ Prospectus[ for the Funds], dated February 28, 2015, forming a part of each Fund’s Registration Statement on Form N-1A (File Nos. 333-101625 and 811-21261).[ A copy of the Prospectus for the Funds dated February 28, 2015 accompanies this Information Statement/Prospectus.] The Funds are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the SEC. Reports, proxy statements and other information filed by the Funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of Fund documents can be viewed on-line or downloaded from www.sec.gov or guggenheiminvestments.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. Reports and other information concerning the Acquired Fund and Surviving Fund can be inspected at the [listing exchange, NYSE Arca, Inc]Exchange. Ownership of Shares. As of October 31, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more* of the shares of the Acquired Fund or the Surviving Fund. [The ownership information presented below is based on securities position listing reports as of the Record Date. ]The Funds do not have any knowledge of who the ultimate beneficiaries are of the [Shares]shares.

20 Fund Name and Address Percentage of Shares Acquired Fund Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105 34.06% U.S. Bank N.A. 800 Nicollet Mall Minneapolis, MN 55402 11.86% First Clearing, LLC One North Jefferson Ave. St. Louis, MO 63103 9.67% Morgan Stanley Smith Barney LLC 1585 Broadway New York, NY 10036 7.94% National Financial Services LLC 200 Liberty Street New York, NY 10281 7.25% Surviving Fund Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105 [19.7]19.70% National Financial Services LLC 200 Liberty Street New York, NY 10281 11.26% Morgan Stanley Smith Barney LLC 1585 Broadway New York, NY 10036 8.85% First Clearing, LLC One North Jefferson Ave. St. Louis, MO 63103 7.61% Merrill Lynch, Pierce, Fenner & Smith Safekeeping 101 Hudson Street, 8th Floor Jersey City, NJ 07302 6.79% UBS Financial Services, LLC 800 Harbor Boulevard Weehawken, NJ 07086 6.39% Pershing LLC 1 Pershing Place Jersey City, NJ 07399 6.26% TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005 5.36% * A party holding in excess of 25% of the outstanding voting securities of a Fund is presumed to be a “control person” (as defined in the 1940 Act) of such Fund, based on the substantial ownership interest held

21 and the party’s resultant ability to influence voting on certain matters submitted for shareholder consideration. As of October 31, 2015, Trustees and officers of the Funds, as a group, owned less than 1% of each Fund’s outstanding shares.

A-1 [APPENDIX A]Appendix A FORM OF AGREEMENT AND PLAN OF REORGANIZATION THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___________, 2016, by and between Rydex ETF Trust, a Delaware statutory trust (the “Trust”), on behalf of the Guggenheim Russell 1000® Equal Weight ETF (the “Acquired Fund”), and the Trust, on behalf of the Guggenheim S&P 500® Equal Weight ETF (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Security Investors, LLC (“Security Investors”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Funds, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. WHEREAS, the Trust was organized as a statutory trust under the laws of the State of Delaware on November 22, 2002 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); WHEREAS, each of the Acquired Fund and the Surviving Fund is a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest; WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue shares of beneficial interest; WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of each Fund and that the interests of each Fund’s existing shareholders will not be diluted as a result; NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to enter into a transaction pursuant to which: (i) the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (a) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, (b) shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) of equal value (taking into account cash in lieu of fractional Surviving Fund Shares) to the net assets of the Acquired Fund being acquired, and (c) cash in lieu of fractional Surviving Fund Shares, and (ii) the Acquired Fund will distribute, at the Closing Date (as defined in Section 13 of this Agreement), the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares to holders of shares of the Acquired Fund (“Acquired Fund Shares”), in connection with the

A-2 liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereto hereby covenant and agree as follows: 1. Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares that in the aggregate are equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with Surviving Fund Shares and, as necessary, cash in lieu of any outstanding fractional Surviving Fund Shares, owned immediately prior to the Closing Date. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.” 2. Transfer of Assets. (a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date. (b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities and investments, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such investments prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by the Acquired Fund with respect to the opinion described below).

A-3 (c) The Acquired Fund shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio investments represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date. (d) The Acquired Fund shall direct The Bank of New York Mellon, in its capacity as the Trust’s transfer agent (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares have been credited to the Acquired Fund’ account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request. (e) Notwithstanding anything to the contrary herein fractional Surviving Fund Shares will not be issued to the holders of Acquired Fund Shares. If the calculation of the pro rata distribution amount of Surviving Fund Shares to any holder of Acquired Fund Shares results in fractional Surviving Fund Shares, such holder of Acquired Fund Shares will receive an amount in cash equal to the net asset value of the fractional Surviving Fund Shares at the Closing. All issued and outstanding Acquired Fund Shares, and certificates representing such Acquired Fund Shares, if any, will simultaneously be cancelled on the books of the Acquired Fund. The Surviving Fund will not issue certificates representing Surviving Fund shares. 3. Calculations. (a) The number of Surviving Fund Shares to be issued and amount of cash in lieu of fractional Surviving Fund Shares to be distributed in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares held. Any cash in lieu of any fractional Surviving Fund Shares owed to an Acquired Fund shareholder will be calculated in accordance with Section 1(e).

A-4 (b) The net asset value per share of the Surviving Fund shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”). 4. Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Trustees of the Trust. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences. 5. Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on January 26, 2016, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable. 6. Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares and amount of cash in lieu of any fractional Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund. 7. Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows: (a) The Surviving Fund has been duly established as a separate investment series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware.

A-5 (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect. (c) The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable. (d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement. (e) The audited financial statements of the Surviving Fund as of October 31, 2015 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein. (f) Since October 31, 2015, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change. (g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material

A-6 fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. (h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein. (i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund. (j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns. (k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code. (l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date. (m) The information statement and prospectus and statement of additional information (collectively, the “Information Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein,

A-7 in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto. 8. Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows: (a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware. (b) The Trust is registered as an investment company classified as a management company of the open[-]-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. (c) Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund. (d) The audited financial statements of the Acquired Fund as of October 31, 2015, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein. (e) Since October 31, 2015, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change. (f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving

A-8 Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund. (g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement. (h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. (i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein. (j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund. (k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

A-9 (l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code. (m) The Information Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto. 9. Covenants of the Surviving Fund and the Acquired Fund. (a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions. (b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares. (c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. (d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Chief Financial Officer. (e) On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all

A-10 of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date. 10. Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions: (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met. (b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points: (i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the State of Delaware and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted. (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect. (iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Agreement and Declaration of Trust or By-Laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

A-11 (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement. (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement. (vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion. (c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities. (d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied. 11. Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions: (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if

A-12 made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met. (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points: (i) The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the State of Delaware and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted. (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect. (iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Agreement and Declaration of Trust or By-Laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound. (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement. (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

A-13 (vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof. (viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion. (c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied. 12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement. (a) The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement. (b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein. (c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

A-14 (d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. (e) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes: (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code. (ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund. (iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund. (iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the exchange. (v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund. (vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (except with respect to cash received in lieu of fractional shares). (vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged immediately prior to the Reorganization. (viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization. (ix) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

A-15 No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting. Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e). 13. Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on ___________, 2016, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”). 14. Termination. (a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date: (i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date; (ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; (iii) by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders; (b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, Security Investors shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18. 15. Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such

A-16 amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders. 16. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof. 17. Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows: Acquired Fund: Amy J. Lee Vice President and Secretary Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850 Surviving Fund: Amy J. Lee Vice President and Secretary Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850 18. Fees and Expenses. (a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. (b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by Security Investors. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Security Investors agrees that all such fees and expenses so borne and paid, shall be paid directly by Security Investors to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. Acquired Fund shareholders will pay

A-17 their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, Security Investors will bear the costs incurred by the Acquired Fund under this Section 18(b). 19. Headings, Counterparts, Assignment. (a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement. (d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

A-18 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above. RYDEX ETF TRUST, ON BEHALF OF THE GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF By: Name: Title: RYDEX ETF TRUST, ON BEHALF OF THE S&P 500® EQUAL WEIGHT ETF By: Name: Title: SOLELY FOR PURPOSES OF SECTIONS 14(B) AND 18(B), SECURITY INVESTORS, LLC By: Name: Title:

STATEMENT OF ADDITIONAL INFORMATION RYDEX ETF TRUST 805 KING FARM BOULEVARD, SUITE 600 ROCKVILLE, MARYLAND 20850 800.820.0888 301.296.5100 WWW.GUGGENHEIMINVESTMENTS.COM Relating to the Acquisition of the assets and stated liabilities of the GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF (NYSE Arca, Inc.: EWRI) By and in exchange for shares of the GUGGENHEIM S&P 500® EQUAL WEIGHT ETF (NYSE Arca, Inc.: RSP) This Statement of Additional Information (the “SAI”) contains information that may be of interest to shareholders of the Guggenheim Russell 1000® Equal Weight ETF (the “Acquired Fund”), relating to the reorganization of the Acquired Fund, a separate series of Rydex ETF Trust (the “Trust”), with and into the Guggenheim S&P 500® Equal Weight ETF (the “Surviving Fund” and together with the Acquired Fund, the “Funds”), also a separate series of the Trust, but which is not included in the related combined information statement and prospectus dated December [___,]23, 2015 (the “Information Statement/Prospectus”). This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus. The Information Statement/Prospectus has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust and the telephone numbers listed above. The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI. 1. The Statement of Additional Information of the Trust, relating to the Funds, dated February 28, 2015, as supplemented from time to time. 2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2014 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference. 3. The unaudited financial statements of the Funds included in the Trust’s Semi-Annual Report to Shareholders for the period ended April 30, 2015 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference.

ii Capitalized terms used in this SAI and not otherwise defined herein have the meanings given to them in the Information Statement/Prospectus. The date of this SAI is December [___,]23, 2015

i TABLE OF CONTENTS MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS 1 FINANCIAL INFORMATION 1

1 MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS General Information As described in the Information Statement/Prospectus, this SAI relates to the reorganization of the Acquired Fund with and into the Surviving Fund, which provides for (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”). Each Fund is a separate series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust on November 22, 2002. The shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The shares of each Fund trade on the Exchange at market prices that may be below, at, or above net asset value of the Fund. Additional Information About the Funds The Statement of Additional Information of the Trust relating to the Funds, dated February 28, 2015, as supplemented from time to time, is hereby incorporated herein by reference. FINANCIAL INFORMATION Historical financial information regarding the Funds is incorporated herein by reference as follows: 1. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2014 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference. 2. The unaudited financial statements of the Funds included in the Trust’s Semi-Annual Report to Shareholders for the period ended April 30, 2015 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference. Accounting Policies No accounting policies will change as a result of the Reorganization. Reorganization Costs The Advisor, or its affiliates, and not the Acquired Fund or the Surviving Fund, will pay the expenses (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the proposed Reorganization. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund

2 and its shareholders. [Such expenses are expected to be minimal.]The Advisor estimates that the costs that are solely and directly related to the Reorganization will be approximately $66,900. To better align the Funds’ portfolios, it currently is estimated that securities representing approximately 50% of the Acquired Fund’s portfolio will be disposed of in anticipation of the Reorganization. If such securities were disposed of as of the close of trading on the Exchange on December 14, 2015, the aggregate value of such securities would have totaled approximately $33,043,315. It is estimated that such portfolio dispositions would have resulted in realized capital losses of approximately $(4,100,000) as of that date. It is also estimated that such portfolio dispositions will result in brokerage and other transaction costs of approximately $11,000. Capital Loss Carryforwards On October 31, [2014,]2015, the Surviving Fund had a capital loss carryforward of $([503,947,317]476,954,776). On October 31, [2014,]2015, the Acquired Fund had a capital loss carryforward of $([671,540]1,338,592). Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.